Net Income or Loss per Limited Partner Unit	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income or Loss per Limited Partner Unit
Net Income or Loss per Limited Partner Unit
Our net income or loss is allocated to the general partner and the limited partners in accordance with their respective ownership percentages, after allocating Available Cash generated during the period in accordance with our Partnership agreement.
Securities that meet the definition of a participating security are required to be considered for inclusion in the computation of basic earnings per unit using the two-class method. Under the two-class method, earnings per unit is calculated as if all of the earnings for the period were distributed under the terms of the Partnership agreement, regardless of whether the general partner has discretion over the amount of distributions to be made in any particular period, whether those earnings would actually be distributed during a particular period from an economic or practical perspective, or whether the general partner has other legal or contractual limitations on its ability to pay distributions that would prevent it from distributing all of the earnings for a particular period.
These required disclosures do not impact our overall net income or loss or other financial results; however, in periods in which aggregate net income exceeds our Available Cash it will have the impact of reducing net income per LPU.
Basic and diluted net income or loss per LPU is calculated by dividing net income or loss allocable to limited partners, by the weighted-average number of outstanding LPUs during the period. Diluted net income or loss per LPU is computed based on the weighted average number of units plus the effect of dilutive potential units outstanding during the period using the two-class method. Dilutive potential units include outstanding awards under the LTIP. The dilutive effect of unit-based awards was 1,105, 7,038 and 10,574 equivalent units during the years ended December 31, 2016, 2015 and 2014 respectively.